Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 21, 2015
Registrant Name	Miller/Howard Funds Trust
Central Index Key	0001657267
Amendment Flag	false
Document Creation Date	Dec. 21, 2015
Document Effective Date	Dec. 22, 2015
Prospectus Date	Dec. 21, 2015
Miller/Howard Income-Equity Fund | Adviser Class Shares
Prospectus:
Trading Symbol	MHIDX
Miller/Howard Income-Equity Fund | Class I Shares
Prospectus:
Trading Symbol	MHIEX
Miller/Howard Drill Bit to Burner Tip® Fund | Adviser Class Shares
Prospectus:
Trading Symbol	DBBDX
Miller/Howard Drill Bit to Burner Tip® Fund | Class I Shares
Prospectus:
Trading Symbol	DBBEX